Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000186138 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000186138 [Member] | Other less than 2 each Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000186138 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000186138 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000186138 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000186138 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000186138 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000186138 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000186138 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000186138 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000186138 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000186138 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000186138 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000186138 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000186138 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000186139 [Member] | Europe excluding United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000186139 [Member] | Pacific excluding Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000186139 [Member] | Other less than 2 each Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000186139 [Member] | Other less than 2 each Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186139 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000186139 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000186139 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000186139 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000186139 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000186139 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000186139 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000186139 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000186139 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000186139 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186139 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000186139 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000186139 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000186139 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000186139 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000186139 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000186139 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186139 [Member] | Other less than 2 each [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000186140 [Member] | Europe excluding United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000186140 [Member] | Pacific excluding Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000186140 [Member] | Other less than 2 each Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000186140 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000186140 [Member] | Other less than 2 each Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000186140 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000186140 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000186140 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000186140 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000186140 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186140 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000186140 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000186140 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000186140 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000186140 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000186140 [Member] | Asset Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186140 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000186140 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000186140 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000186140 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000186140 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000186140 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	73.60%
C000186140 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000186140 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000186140 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000186140 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000186140 [Member] | Other less than 2 each [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000186140 [Member] | Master Limited Partnerships [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186140 [Member] | Term Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000186140 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000186140 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000186140 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000186140 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000186140 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000186141 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000186141 [Member] | Other less than 2 each Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000186141 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000186141 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000186141 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186141 [Member] | Asset Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000186141 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000186141 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000186141 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000186141 [Member] | Other less than 2 each [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000186141 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000186141 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000186141 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000186141 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000186141 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000186141 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000186141 [Member] | securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000186142 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000186142 [Member] | Other less than 2 each [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000186142 [Member] | General Obligation Limited Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186142 [Member] | General Obligation Unlimited Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000186142 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.30%
C000186142 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000186143 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000186143 [Member] | Other less than 2 each Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000186143 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000186143 [Member] | Asset Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000186143 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000186143 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000186143 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000186143 [Member] | Other less than 2 each [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000186143 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000186143 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000186143 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000186143 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000186143 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000186144 [Member] | Europe excluding United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000186144 [Member] | Pacific excluding Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000186144 [Member] | Other less than 2 each Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000186144 [Member] | Other less than 2 each Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000186144 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186144 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000186144 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000186144 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000186144 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000186144 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000186144 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000186144 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000186144 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000186144 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000186144 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000186144 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000186144 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186144 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000186144 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000186144 [Member] | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000186144 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000186144 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000186144 [Member] | Other less than 2 each [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000186144 [Member] | Term Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000186144 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000186144 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000186145 [Member] | Europe excluding United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000186145 [Member] | Pacific excluding Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000186145 [Member] | Other less than 2 each Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000186145 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000186145 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000186145 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000186145 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000186145 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000186145 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000186145 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000186145 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000186145 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186145 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000186145 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000186145 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186145 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000186145 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	91.40%
C000186145 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000186145 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000186145 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000186145 [Member] | Other less than 2 each [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000186145 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000186146 [Member] | Other less than 2 each Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000186146 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000186146 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000186146 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186146 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000186146 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000186146 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000186146 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000186146 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000186146 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000186146 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000186146 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186146 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000186146 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000186146 [Member] | Other less than 2 each [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000186146 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000186146 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000186146 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000186146 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000186146 [Member] | securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000186146 [Member] | Contracts for Difference [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000186146 [Member] | Contracts for Difference Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(23.50%)
C000186146 [Member] | Common Stocks Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.40%)
C000186146 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000186146 [Member] | Contracts for Difference Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000186146 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%